BANK LOANS (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2023 HKD ($)	Jun. 30, 2025 HKD ($)
Debt Instrument [Line Items]
Bank loans	$ 3,500,000
Interest rate
Interest expense on bank loans	$ 112,607	$ 35,239	$ 274,867	$ 122,677
Minimum [Member]
Debt Instrument [Line Items]
Interest rate	6.37%
Maximum [Member]
Debt Instrument [Line Items]
Interest rate	7.15%